OTHER ASSETS	12 Months Ended
Dec. 31, 2022
Other Assets [Abstract]
OTHER ASSETS	OTHER ASSETS

	December 31, 2022	December 31, 2021
Investment in Paycore (i)	$2,185	$2,650
Gold Prepay Agreement embedded derivative (ii)	2,916	—
Silver Purchase Agreement embedded derivative (iii)	1,898	—
Other assets (iv)	1,768	—
Total other assets	8,767	2,650
Less current portion	6,280	2,650
Long-term portion	$2,487	$—

(i)    On May 11, 2021, the Company completed a subscription agreement to purchase common shares (the “Purchased Securities”) from Paycore Minerals Inc. ("Paycore"), whereby the Company agreed to purchase 800,000 common shares at a price of C$1.00 per common share for aggregate of C$0.80 million. On December 3, 2021, the Company completed an additional subscription agreement to purchase 800,000 common shares at a price of C$2.10 per common share for aggregate of C$1.68 million, bringing the Company's total investment to C$2.48 million ($1.95 million). On April 25, 2022, shares of Paycore were listed and posted for trading on the TSXV under the symbol “CORE.V”.

The Company records its investment in Paycore at fair value as further described in Note 24(d) of these Financial Statements. At December 31, 2022, the fair value of the Company's investment in Paycore was C$2.96 million ($2.19 million). For the year ended December 31, 2022, the Company recorded a fair value loss related to the revaluation of the investment of $0.3 million (gain of $0.7 million for the year ended December 31, 2021) through the statement of income as further described in Note 18 of these Financial Statements.

(ii)    The asset balance represents the embedded derivative in relation to the fixed gold price included in the Gold Prepay Agreement as further described in Note 1(d), Note 10(iv), and Note 24(d) of these Financial Statements. The Company recognizes the embedded derivative at fair value with changes in fair value recognized in profit or loss. For the year ended December 31, 2022, the Company recorded a fair value gain related to the valuation of the embedded derivative of $2.9 million through the statement of income as further described in Note 18 of these Financial Statements. As of December 31, 2022, the current portion of the Gold Prepay Agreement embedded derivative was $1.3 million.

(iii)    The asset balance represents the embedded derivative in relation to the silver price included in the Silver Purchase Agreement as further described in Note 1(d), Note 10(v), and Note 24(d) of these Financial Statements. The Company recognizes the embedded derivative at fair value with changes in fair value recognized in profit or loss. For the year ended December 31, 2022, the Company recorded a fair value gain related to the valuation of the embedded derivative of $1.9 million through the statement of income as further described in Note 18 of these Financial Statements. As of December 31, 2022 the current portion of the Silver Purchase Agreement embedded derivative was $1.0 million.
(iv) This balance represents other non-core assets acquired in the Argenta Property acquisition, as further described in Note 1(b) of these Financial Statements.